Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss)
Unrealized loss on derivatives designated and qualified as cash flow hedges, tax	$ 2,718	$ 1,367	$ 2,625	$ 1,537	$ 4,829